Significant accounting policies - Cost of Increase of Share in Controlled Companies (Details) - ARS ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 31, 2017	Apr. 30, 2017	Dec. 31, 2017
Business combination
Increase (decrease) through changes in ownership interests	[1]			$ (3)
Personal
Business combination
Number of Shares Acquired		120,000
Proportion of voting rights held by non-controlling interests		0.008%
Total purchase price			$ 4
Ownership percentage by parent			100.00%
Increase (decrease) through changes in ownership interests				$ 3

[1]	See Note 3.u.